Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax rates
Applicable tax rate	26.40%	26.40%	26.40%
Corporate income tax rate	15.00%	15.00%	15.00%
Solidarity surcharge	5.50%	5.50%	5.50%
Trade taxes	10.60%	10.60%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax	€ 4,596	€ 5,600	€ 5,029
Tax expense at applicable tax rate	1,212	1,478	1,327
Foreign tax rates	(209)	(147)	(403)
Changes in tax laws and tax rates	10	0	(212)
Non-deductible expenses	116	106	82
Tax exempt income	(93)	(38)	(95)
Withholding taxes	138	91	131
Research and development and foreign tax credits	(89)	(33)	(26)
Prior-year taxes	80	(17)	(26)
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits	48	58	185
Other	13	13	20
Total income tax expense	€ 1,226	€ 1,511	€ 983
Effective tax rate (in %)	26.70%	27.00%	19.50%